Quarterly Holdings Report
for
Fidelity Freedom® Blend 2025 Fund
June 30, 2024
FBF-Y25-NPRT1-0824
1.9892469.105
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.33% 7/25/24 to 9/5/24 (b) (Cost $2,421,173)	2,430,000	2,421,215

Domestic Equity Funds - 30.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	6,166,916	121,796,589
Fidelity Series Commodity Strategy Fund (c)	145,783	14,180,325
Fidelity Series Large Cap Growth Index Fund (c)	3,394,300	78,340,439
Fidelity Series Large Cap Stock Fund (c)	3,466,693	79,525,926
Fidelity Series Large Cap Value Index Fund (c)	9,073,917	142,188,277
Fidelity Series Small Cap Core Fund (c)	242,307	2,791,376
Fidelity Series Small Cap Opportunities Fund (c)	1,810,457	27,048,231
Fidelity Series Value Discovery Fund (c)	3,430,107	52,480,631
TOTAL DOMESTIC EQUITY FUNDS (Cost $377,526,435)		518,351,794

International Equity Funds - 26.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,844,925	27,839,918
Fidelity Series Emerging Markets Fund (c)	3,403,181	31,343,296
Fidelity Series Emerging Markets Opportunities Fund (c)	6,661,732	125,307,186
Fidelity Series International Growth Fund (c)	3,914,381	71,711,453
Fidelity Series International Index Fund (c)	2,177,278	27,020,024
Fidelity Series International Small Cap Fund (c)	1,429,275	24,369,139
Fidelity Series International Value Fund (c)	5,720,298	72,304,564
Fidelity Series Overseas Fund (c)	5,103,378	71,804,522
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $388,480,825)		451,700,102

Bond Funds - 42.5%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	22,467	217,479
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	20,332,361	155,135,911
Fidelity Series Corporate Bond Fund (c)	8,980,623	82,082,894
Fidelity Series Emerging Markets Debt Fund (c)	1,100,539	8,595,209
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	292,249	2,586,400
Fidelity Series Floating Rate High Income Fund (c)	171,962	1,544,220
Fidelity Series Government Bond Index Fund (c)	13,866,156	125,350,046
Fidelity Series High Income Fund (c)	1,018,523	8,575,966
Fidelity Series International Developed Markets Bond Index Fund (c)	7,740,941	66,185,042
Fidelity Series Investment Grade Bond Fund (c)	12,449,941	123,005,415
Fidelity Series Investment Grade Securitized Fund (c)	9,097,693	79,968,723
Fidelity Series Long-Term Treasury Bond Index Fund (c)	11,913,062	65,402,712
Fidelity Series Real Estate Income Fund (c)	170,825	1,655,299
TOTAL BOND FUNDS (Cost $819,897,526)		720,305,316

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $2,382,702)	2,382,225	2,382,702

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,590,708,661)	1,695,161,129
NET OTHER ASSETS (LIABILITIES) - 0.0%	(492,768)
NET ASSETS - 100.0%	1,694,668,361

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	3	Sep 2024	351,480	231	231
ICE MSCI Emerging Markets Index Contracts (United States)	73	Sep 2024	3,971,930	2,470	2,470

TOTAL EQUITY INDEX CONTRACTS					2,701

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	592	Sep 2024	65,110,750	412,366	412,366
CBOT 5-Year U.S. Treasury Note Contracts (United States)	362	Sep 2024	38,581,281	188,184	188,184

TOTAL TREASURY CONTRACTS					600,550

TOTAL PURCHASED					603,251

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	76	Sep 2024	20,981,700	(44,003)	(44,003)

TOTAL FUTURES CONTRACTS					559,248
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,296,652.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	1,934,782	12,081,327	11,633,390	25,406	(17)	-	2,382,702	0.0%
Total	1,934,782	12,081,327	11,633,390	25,406	(17)	-	2,382,702

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	152,165	82,310	19,471	84	40	2,435	217,479
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	144,245,792	13,714,499	3,554,960	57,538	30,635	699,945	155,135,911
Fidelity Series Blue Chip Growth Fund	110,402,100	7,352,292	6,394,284	-	146,765	10,289,716	121,796,589
Fidelity Series Canada Fund	27,183,937	2,211,585	1,131,732	-	(13,357)	(410,515)	27,839,918
Fidelity Series Commodity Strategy Fund	10,343,867	4,115,866	550,706	-	(26,004)	297,302	14,180,325
Fidelity Series Corporate Bond Fund	79,826,627	5,796,762	2,865,106	910,225	2,527	(677,916)	82,082,894
Fidelity Series Emerging Markets Debt Fund	8,141,637	718,314	214,182	125,931	945	(51,505)	8,595,209
Fidelity Series Emerging Markets Debt Local Currency Fund	2,530,305	150,790	54,519	-	(182)	(39,994)	2,586,400
Fidelity Series Emerging Markets Fund	29,418,611	1,839,165	1,448,317	-	2,819	1,531,018	31,343,296
Fidelity Series Emerging Markets Opportunities Fund	118,058,676	7,361,231	6,558,374	-	(85,210)	6,530,863	125,307,186
Fidelity Series Floating Rate High Income Fund	1,452,927	141,964	38,942	34,259	(63)	(11,666)	1,544,220
Fidelity Series Government Bond Index Fund	116,798,838	12,008,073	2,888,427	997,139	8,898	(577,336)	125,350,046
Fidelity Series Government Money Market Fund 5.42%	7,427	-	7,427	12	-	-	-
Fidelity Series High Income Fund	8,096,321	726,269	210,288	131,020	360	(36,696)	8,575,966
Fidelity Series International Developed Markets Bond Index Fund	62,601,973	6,431,001	1,551,704	739,134	(6,954)	(1,289,274)	66,185,042
Fidelity Series International Growth Fund	68,204,368	6,447,753	1,849,580	-	24,982	(1,116,070)	71,711,453
Fidelity Series International Index Fund	25,822,078	2,077,288	802,590	-	8,435	(85,187)	27,020,024
Fidelity Series International Small Cap Fund	23,953,342	1,644,046	584,128	-	171	(644,292)	24,369,139
Fidelity Series International Value Fund	68,530,735	5,905,681	2,409,023	-	(11,462)	288,633	72,304,564
Fidelity Series Investment Grade Bond Fund	117,550,828	9,105,909	2,869,635	1,293,673	10,869	(792,556)	123,005,415
Fidelity Series Investment Grade Securitized Fund	77,477,290	5,634,975	2,638,137	847,335	(39,222)	(466,183)	79,968,723
Fidelity Series Large Cap Growth Index Fund	69,937,332	4,833,493	2,326,769	128,456	8,263	5,888,120	78,340,439
Fidelity Series Large Cap Stock Fund	74,101,823	5,092,227	3,226,280	-	7,894	3,550,262	79,525,926
Fidelity Series Large Cap Value Index Fund	132,455,909	15,773,476	3,206,089	-	(9,033)	(2,825,986)	142,188,277
Fidelity Series Long-Term Treasury Bond Index Fund	71,071,780	5,687,279	9,648,818	577,358	(3,124,904)	1,417,375	65,402,712
Fidelity Series Overseas Fund	68,364,534	6,000,949	2,602,396	-	18,680	22,755	71,804,522
Fidelity Series Real Estate Income Fund	1,559,121	133,237	38,965	25,507	253	1,653	1,655,299
Fidelity Series Short-Term Credit Fund	202,339	-	201,312	232	4,403	(5,430)	-
Fidelity Series Small Cap Core Fund	1,262,611	1,894,934	330,155	12,594	(15,045)	(20,969)	2,791,376
Fidelity Series Small Cap Opportunities Fund	32,768,582	1,475,021	6,479,476	-	308,688	(1,024,584)	27,048,231
Fidelity Series Treasury Bill Index Fund	23,289	-	23,289	37	-	-	-
Fidelity Series Value Discovery Fund	48,925,230	6,419,725	1,187,053	-	12,246	(1,689,517)	52,480,631
	1,601,472,394	140,776,114	67,912,134	5,880,534	(2,733,563)	18,754,401	1,690,357,212

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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